Other expenses and finance costs (Tables)	12 Months Ended
Dec. 31, 2019
Other Expenses (Income) [Abstract]
Other expense (income)

	2019 $	2018 $
Other expenses
Royalty obligation expense (note 12)	7,200	—
Revaluation adjustment on contingent consideration (note 11)	1,185	236
Proxy contest costs	720	—
Foreign exchange gain	(60)	(67)
Derecognition right-of-use asset	(54)	—
	8,991	169

Finance costs
Interest expense	39	—
	39	—